CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2020
CREDIT FACILITY
Summary of the Company's Credit Facility

Credit Facility
Balance at December 31, 2018	$12,300
Proceeds	62,000
Repayment	(5,300)
Balance at December 31, 2019	69,000
Proceeds	20,000
Repayment	(57,000)
Balance at December 31, 2020	$32,000